Share-Based Awards Plan - Option Activity (Detail) - iQIYI - 2010 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding, December 31, 2018	380,579,031
Granted	94,625,573
Forfeited	(8,855,266)
Exercised	(59,436,720)
Outstanding, December 31, 2019	406,912,618	380,579,031
Vested and expected to vest at December 31, 2019	385,280,004
Exercisable at December 31, 2019	211,537,760
Weighted average exercise price (US$)
Outstanding, December 31, 2018	$ 0.47
Granted	0.51
Forfeited	0.51
Exercised	0.37
Outstanding, December 31, 2019	0.48	$ 0.47
Vested and expected to vest at December 31, 2019	0.48
Exercisable at December 31, 2019	$ 0.45
Weighted average remaining contractual life (Years)
Outstanding, December 31, 2019	7 years	9 years
Vested and expected to vest at December 31, 2019	7 years
Exercisable at December 31, 2019	6 years
Aggregate intrinsic value (US$ in millions)
Outstanding, December 31, 2019	$ 1,031	$ 630
Vested and expected to vest at December 31, 2019	977
Exercisable at December 31, 2019	$ 542